Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.08%
Brazil–0.42%
StoneCo Ltd., Class A(a)	348,596	$7,588,935
China–2.95%
JD.com, Inc., ADR(a)	1,326,747	53,733,254
France–10.55%
Airbus SE(a)	673,784	43,717,272
Dassault Systemes SE	25,110	3,723,731
Kering S.A.	98,749	51,526,697
LVMH Moet Hennessy Louis Vuitton SE	223,971	83,136,981
Societe Generale S.A.	588,678	9,902,957
		192,007,638
Germany–4.58%
Allianz SE	55,460	9,560,276
Bayer AG	244,826	14,371,339
SAP SE	517,841	59,475,648
		83,407,263
India–3.37%
DLF Ltd.	19,151,092	34,431,259
ICICI Bank Ltd., ADR	3,166,954	26,919,109
		61,350,368
Italy–0.28%
Brunello Cucinelli S.p.A.	166,474	5,063,738
Japan–14.25%
Capcom Co. Ltd.	615,100	19,262,647
FANUC Corp.	128,900	17,479,896
Keyence Corp.	141,244	45,581,622
MINEBEA MITSUMI, Inc.	396,200	5,907,704
Murata Manufacturing Co. Ltd.	932,400	47,193,350
Nidec Corp.	822,399	42,658,868
Omron Corp.	483,700	25,163,744
Takeda Pharmaceutical Co. Ltd.	564,694	17,281,100
TDK Corp.	503,100	38,930,543
		259,459,474
Netherlands–0.78%
ASML Holding N.V.	13,690	3,638,260
uniQure N.V.(a)	222,197	10,543,248
		14,181,508
Spain–1.60%
Industria de Diseno Textil S.A.	1,125,027	29,207,671
Sweden–3.02%
Assa Abloy AB, Class B	1,378,449	26,059,551
Atlas Copco AB, Class A	861,088	28,939,307
		54,998,858
Switzerland–0.48%
Credit Suisse Group AG	1,061,749	8,767,274
United Kingdom–2.60%
Farfetch Ltd., Class A(a)	673,307	5,319,125
Shares		Value
United Kingdom–(continued)
Prudential PLC	1,840,193	$23,490,125
Unilever PLC	366,068	18,480,411
		47,289,661
United States–54.20%
Adobe, Inc.(a)	263,911	83,987,037
Agilent Technologies, Inc.	399,798	28,633,533
Alphabet, Inc., Class A(a)	132,431	153,878,200
Amazon.com, Inc.(a)	11,474	22,371,087
Anthem, Inc.	128,713	29,223,000
Avantor, Inc.(a)	1,264,908	15,798,701
Blueprint Medicines Corp.(a)	143,277	8,378,839
Centene Corp.(a)	365,225	21,698,017
Citigroup, Inc.	720,504	30,347,628
Colgate-Palmolive Co.	402,100	26,683,356
Electronic Arts, Inc.(a)	169,989	17,027,798
Equifax, Inc.	225,637	26,952,340
Facebook, Inc., Class A(a)	441,495	73,641,366
Fidelity National Information Services, Inc.	176,573	21,478,340
GlycoMimetics, Inc.(a)	279,320	636,850
Illumina, Inc.(a)	25,696	7,018,092
Incyte Corp.(a)	176,850	12,950,725
Intel Corp.	171,216	9,266,210
International Game Technology PLC	761,308	4,529,783
Intuit, Inc.	298,213	68,588,990
Ionis Pharmaceuticals, Inc.(a)	267,098	12,628,393
IQVIA Holdings, Inc.(a)	48,490	5,230,131
MacroGenics, Inc.(a)	530,500	3,087,510
Maxim Integrated Products, Inc.	908,791	44,176,330
Microsoft Corp.	123,157	19,423,090
PayPal Holdings, Inc.(a)	429,197	41,091,321
Phathom Pharmaceuticals, Inc.(a)	241,903	6,245,935
S&P Global, Inc.	327,222	80,185,751
Sage Therapeutics, Inc.(a)	125,198	3,595,687
Sarepta Therapeutics, Inc.(a)	112,721	11,026,368
United Parcel Service, Inc., Class B	271,999	25,410,147
Veracyte, Inc.(a)	281,616	6,846,085
Visa, Inc., Class A	99,776	16,075,909
Walt Disney Co. (The)	311,681	30,108,385
Zimmer Biomet Holdings, Inc.	183,650	18,563,342
		986,784,276
Total Common Stocks & Other Equity Interests (Cost $996,433,453)		1,803,839,918
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	4,053,320	158,058

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Global Fund

Shares		Value
Money Market Funds–0.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(b) (Cost $7,898,179)	7,898,179	$7,898,179
TOTAL INVESTMENTS IN SECURITIES—99.52% (Cost $1,004,331,632)		1,811,896,155
OTHER ASSETS LESS LIABILITIES–0.48%		8,717,919
NET ASSETS–100.00%		$1,820,614,074
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$7,588,935	$—	$—	$7,588,935
China	53,733,254	—	—	53,733,254
France	—	192,007,638	—	192,007,638
Germany	—	83,407,263	—	83,407,263
India	27,077,167	34,431,259	—	61,508,426
Italy	—	5,063,738	—	5,063,738
Japan	—	259,459,474	—	259,459,474
Netherlands	10,543,248	3,638,260	—	14,181,508
Spain	—	29,207,671	—	29,207,671
Sweden	—	54,998,858	—	54,998,858
Switzerland	—	8,767,274	—	8,767,274
United Kingdom	5,319,125	41,970,536	—	47,289,661
United States	986,784,276	—	—	986,784,276
Money Market Funds	7,898,179	—	—	7,898,179
Total Investments	$1,098,944,184	$712,951,971	$—	$1,811,896,155
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. Global Fund